Investment in equity securities at fair value - Narrative (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2019 CNY (¥)	Mar. 31, 2021 USD ($) shares
Schedule of listed equity securities
Investments in equity securities, cost basis | ¥	¥ 100,213		¥ 100,213
Change in fair value of equity securities	25,385	$ 3,875	(13,172)	¥ (57,125)
Dividend income	1,281	196	507	976
Aggregate fair values of the investments in securities	¥ 117,911		¥ 101,306		$ 17,997
Cordlife Group Limited
Schedule of listed equity securities
Ordinary shares held | shares	25,516,666		25,516,666		25,516,666
Percentage equity interest owned	10.00%		10.00%		10.00%
Dividend income	¥ 1,281	$ 196	¥ 507	¥ 976